Critical accounting estimates and judgments (Details) £ / shares in Units, £ in Thousands	6 Months Ended
	Jun. 30, 2020 GBP (£)	Dec. 31, 2019 GBP (£) shares	Dec. 31, 2018 GBP (£) shares	Dec. 31, 2017 GBP (£)	Jul. 31, 2016 shares warrant	Jul. 29, 2016 shares warrant £ / shares
Disclosure of detailed information about business combination [line items]
Assumed contingent liability | £		£ 1,103	£ 996	£ 875
Number of units issued (in shares) | shares					31,115,926	31,115,926
Placing price (in pounds per unit) | £ / shares						£ 1.4365
Number of ordinary shares (in shares) | shares					1	1
Number warrants (in warrants) | warrant					1	1
Warrants
Disclosure of detailed information about business combination [line items]
Number of shares subscribed from warrant maximum (in shares) | shares		12,401,262	12,401,262
Bottom of range | Forecast
Disclosure of detailed information about business combination [line items]
Increase (decrease) in contingent liabilities recognised in business combination | £	£ 15,000
Top of range | Forecast
Disclosure of detailed information about business combination [line items]
Increase (decrease) in contingent liabilities recognised in business combination | £	£ 30,000